Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Operating Leased Assets [Line Items]
2013	$ 2,730,320	17,010,169
2014	180,353	1,123,617
2015	17,813	110,976
Future minimum lease payments for non-cancellable operating leases	$ 2,928,486	18,244,762